Capital Structure (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of Stock Holders

The following table summaries the issuances of the Company’s shares of common stock for the year ended December 31, 2024 as follows:

Balance December 31, 2023	45,634,154
Shares issued in Private Placements for cash	8,130,837
Shares issued for services	2,727,436
Shares issued for employee bonuses	750,000
Shares issued for option exercises	153,000
Shares issued for warrant conversions	2,996,127
Shares issued from stock in connection with extinguishment of convertible notes	2,248,760
Balance December 31, 2024	62,640,314

The following table summarizes the issuances of the Company’s shares of common stock for the three months ended March 31, 2024 as follows:

Balance December 31, 2024	62,640,314
Common Stock issued for services	1,570,000
Common Stock issued for private placement	9,038,650
Common Stock issued for loss on settlement	1,927,640
Balance March 31, 2025	75,176,604

The following table sets forth the issuances of the Company’s shares of common stock for the year ended December 31, 2024 and 2023 as follows:

Balance December 31, 2022	22,338,888
Public offering	4,315,787
Shares issued for stock payable	300,000
Shares issued for services	1,675,000
Stock issued for asset purchase	5,000,000
Stock issued for conversion of warrants related to Notes	1,200,000
Stock issued in connection with note conversion	537,634
Stock issued for conversion of warrants related to IPO	10,266,845
Balance December 31, 2023	45,634,154
Shares issued in Private Placements for cash	8,130,837
Shares issued for services	2,727,436
Shares issued for employee bonuses	750,000
Shares issued for option exercises	153,000
Shares issued for Warrant conversions	2,996,127
Shares issued from Stock in connection with extinguishment of convertible notes	2,248,760
Balance December 31, 2024	62,640,314

Schedule of Common Stock Payable

The following table summarizes the activity of the Company’s common stock payable for the three months ended March 31, 2024 as follows:

Balance December 31, 2024	$1,997,936
Common Stock issued for services	(756,250)
Common Stock issued for loss on settlement	(809,608)
Common Stock due of executive bonus	347,500
Common Stock due from private placement	1,165,198
Balance March 31, 2025	$1,944,776